Financial Risk Management Objectives And Policies - Schedule of Exposure to Foreign Currencies (Detail) - AUD ($)	Jun. 30, 2019	Jun. 30, 2018
Financial Risk Management Objectives And Policies [Line Items]
Net exposure assets and liabilities	$ 26,171,630	$ 12,537,509
Financial asset [member]
Financial Risk Management Objectives And Policies [Line Items]
Net exposure assets and liabilities	30,889,748	15,894,055
Cash and cash equivalents [member]
Financial Risk Management Objectives And Policies [Line Items]
Net exposure assets and liabilities	28,539,291	13,046,513
Trade and other receivables [member]
Financial Risk Management Objectives And Policies [Line Items]
Net exposure assets and liabilities	2,350,457	2,847,542
Trade and other payables [member]
Financial Risk Management Objectives And Policies [Line Items]
Net exposure assets and liabilities	$ (4,718,118)	$ (3,356,546)